Property and equipment, net - Depreciation expenses on property and equipment allocated to expense items (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net
Total depreciation	¥ 45,087	¥ 43,137	¥ 38,480
Cost of revenues
Property and equipment, net
Total depreciation	1,022	1,401	1,684
Selling and marketing expenses
Property and equipment, net
Total depreciation	727	290	355
General and administrative expenses
Property and equipment, net
Total depreciation	27,433	26,530	23,148
Research and development expenses
Property and equipment, net
Total depreciation	¥ 15,905	¥ 14,916	¥ 13,293